Long-Term Debt - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015	Dec. 31, 2014	Dec. 30, 2016	Mar. 15, 1997
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Collateral carrying value	$ 95,000,000	$ 96,000,000
FHLBI bank loans
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Loans received				$ 50,000,000	$ 50,000,000
Weighted average interest rate	0.10%	0.50%
Short-term debt	$ 67,000,000	$ 72,000,000
Surplus notes due 2027 | Surplus notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Stated interest rate							8.20%
Debt face amount							$ 250,000,000
Interest expense	20,000,000	21,000,000	$ 20,000,000
Surplus Notes Due 2031 | Surplus notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Stated interest rate						4.40%
Interest expense	$ 8,000,000	$ 10,000,000	$ 11,000,000